--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                             RWB/DFA U.S. High Book
                              to Market Portfolio

                                 Annual Report

                          Year Ended November 30, 1997

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Performance Chart...................................................       9
    Statement of Net Assets.............................................   10-11
    Statement of Operations.............................................      12
    Statements of Changes in Net Assets.................................      13
    Financial Highlights................................................      14
    Notes to Financial Statements.......................................   15-16
    Report of Independent Accountants...................................      17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
            FAMA-FRENCH LARGE CAP VALUE INDEX
                 JULY 1996-NOVEMBER 1997
Growth of $10,000
                                                                   RWB/DFA U.S. High     Fama-French Large
                                                            Book to Market Portfolio       Cap Value Index
Jun-96                                                                       $10,000               $10,000
Jul-96                                                                         9,554                 9,447
Aug-96                                                                         9,927                 9,755
Sep-96                                                                        10,116                 9,945
Oct-96                                                                        10,439                10,246
Nov-96                                                                        11,198                10,822
Dec-96                                                                        11,084                10,790
Jan-97                                                                        11,474                11,063
Feb-97                                                                        11,706                11,251
Mar-97                                                                        11,168                10,783
Apr-97                                                                        11,528                10,963
May-97                                                                        12,428                11,656
Jun-97                                                                        12,801                12,040
Jul-97                                                                        14,088                12,928
Aug-97                                                                        13,875                12,743
Sep-97                                                                        14,605                13,387
Oct-97                                                                        13,858                13,151
Nov-97                                                                        13,997                13,676
Annualized                                                                       One                  From
Total Return (%)                                                                Year             July 1996
                                                                               25.00                 26.79
The portfolio seeks to capture return premiums
associated with high book-to-market ratios by
investing in the U.S.Large Cap Value Series of
the DFA Investment Trust Company which in
turn invests on a market cap-weighted basis in
companies that have market caps of approxi-
mately $600 million or more and book-to-
market ratios in the upper 30% of publicly
traded companies.
The portfolio's returns in fiscal 1997 reflected
the performance of its strategy.
Fama-French Large Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.
Past performance is not predictive of future performance.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
    (7,103,383 Shares, Cost $110,587++) at Value.....................................  $   128,472
  Receivable for Fund Shares Sold....................................................          116
  Prepaid Expenses and Other Assets..................................................           37
                                                                                       -----------
        Total Assets.................................................................      128,625
                                                                                       -----------
LIABILITIES:
  Payable for Investment Securities Purchased........................................          106
  Payable for Fund Shares Redeemed...................................................           10
  Accrued Expenses...................................................................           25
                                                                                       -----------
        Total Liabilities............................................................          141
                                                                                       -----------
NET ASSETS...........................................................................  $   128,484
                                                                                       -----------
                                                                                       -----------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)..........................    9,793,514
                                                                                       -----------
                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............................  $     13.12
                                                                                       -----------
                                                                                       -----------
NET ASSETS CONSIST OF:
    Paid-In Capital..................................................................  $   108,304
    Undistributed Net Investment Income..............................................          439
    Undistributed Net Realized Gain..................................................        1,856
    Unrealized Appreciation of Investment Securities.................................       17,885
                                                                                       -----------
        Total Net Assets.............................................................  $   128,484
                                                                                       -----------
                                                                                       -----------

++ Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received.......................................................  $   1,661
                                                                                          ---------

EXPENSES
    Administrative Services.............................................................          9
    Accounting & Transfer Agent Fees....................................................         19
    Shareholder Services................................................................         77
    Legal Fees..........................................................................          4
    Audit Fees..........................................................................          1
    Filing Fees.........................................................................         29
    Shareholders' Reports...............................................................          7
    Directors' Fees and Expenses........................................................          2
    Organization Costs..................................................................          6
    Other...............................................................................          1
                                                                                          ---------
        Total Expenses..................................................................        155
                                                                                          ---------

    NET INVESTMENT INCOME...............................................................      1,506
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received.....................................................      2,333

Net Realized Loss on Investment Securities..............................................        (84)

Change in Unrealized Appreciation (Depreciation) of Investment Securities...............     14,338
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     16,587
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  18,093
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                   YEAR        JUNE 7
                                                                                                   ENDED         TO
                                                                                                 NOV. 30,     NOV. 30,
                                                                                                   1997         1996
                                                                                                -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.....................................................................  $     1,506  $      241
    Capital Gain Distributions Received.......................................................        2,333          --
    Net Realized Loss on Investment Securities................................................          (84)         (2)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities.................       14,338       3,547
                                                                                                -----------  ----------
        Net Increase in Net Assets Resulting from Operations..................................       18,093       3,786
                                                                                                -----------  ----------

Distributions From:
    Net Investment Income.....................................................................       (1,243)        (65)
    Net Realized Gains........................................................................         (391)         --
                                                                                                -----------  ----------
        Total Distributions...................................................................       (1,634)        (65)
                                                                                                -----------  ----------
Capital Share Transactions (1):
    Shares Issued.............................................................................       92,481      37,975
    Shares Issued in Lieu of Cash Distributions...............................................        1,421          55
    Shares Redeemed...........................................................................      (22,585)     (1,043)
                                                                                                -----------  ----------
        Net Increase From Capital Share Transactions..........................................       71,317      36,987
                                                                                                -----------  ----------
        Total Increase........................................................................       87,776      40,708
NET ASSETS
    Beginning of Period.......................................................................       40,708          --
                                                                                                -----------  ----------
    End of Period.............................................................................  $   128,484  $   40,708
                                                                                                -----------  ----------
                                                                                                -----------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.............................................................................        7,748       3,880
    Shares Issued in Lieu of Cash Distributions...............................................          122           6
    Shares Redeemed...........................................................................       (1,857)       (105)
                                                                                                -----------  ----------
                                                                                                      6,013       3,781
                                                                                                -----------  ----------
                                                                                                -----------  ----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR     JUNE 7
                                                                              ENDED       TO
                                                                             NOV. 30,  NOV. 30,
                                                                               1997      1996
                                                                             --------  --------
Net Asset Value, Beginning of Period.......................................  $  10.77  $  10.00
                                                                             --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................................................      0.20      0.08
  Net Gains (Losses) on Securities (Realized and Unrealized)...............      2.45      0.72
                                                                             --------  --------
  Total from Investment Operations.........................................      2.65      0.80
                                                                             --------  --------
LESS DISTRIBUTIONS
  Net Investment Income....................................................     (0.20)    (0.03)
  Net Realized Gains.......................................................     (0.10)       --
                                                                             --------  --------
  Total Distributions......................................................     (0.30)    (0.03)
                                                                             --------  --------
Net Asset Value, End of Period.............................................  $  13.12  $  10.77
                                                                             --------  --------
                                                                             --------  --------
Total Return...............................................................     25.01%     8.06%#

Net Assets, End of Period (thousands)......................................  $128,484  $ 40,708
Ratio of Expenses to Average Net Assets (1)................................      0.36%     0.71%*
Ratio of Net Investment Income to Average Net Assets.......................      1.76%     2.70%*
Portfolio Turnover Rate....................................................       N/A       N/A
Average Commission Rate....................................................       N/A       N/A
Portfolio Turnover Rate of Master Fund Series..............................     17.71%    20.12%(a)
Average Commission Rate of Master Fund Series (2)..........................  $ 0.0494  $ 0.0499(a)

--------------

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

(a) Items calculated for the year ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which RWB/DFA U.S. High Book to Market Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1997, the Portfolio owned 9% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of 0.09% of its average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  17,885
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  17,885
                                                          ---------
                                                          ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., RWB/DFA U.S. High Book to Market Portfolio, as of November 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., RWB/DFA U.S. High Book to Market Portfolio, as of November 30, 1997, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 U.S. LARGE CAP VALUE SERIES VS.
                FAMA-FRENCH LARGE CAP VALUE INDEX
                     MARCH 1993-NOVEMBER 1997
                        GROWTH OF $10,000
                                                                     U.S. LARGE CAP    FAMA-FRENCH LARGE
                                                                      VALUE SERIES      CAP VALUE INDEX
02/93                                                                        $10,000               $10,000
03/93                                                                        $10,298               $10,302
04/93                                                                        $10,268               $10,247
05/93                                                                        $10,379               $10,333
06/93                                                                        $10,600               $10,501
07/93                                                                        $10,751               $10,623
08/93                                                                        $11,012               $10,980
09/93                                                                        $10,820               $10,869
10/93                                                                        $10,951               $10,907
11/93                                                                        $10,849               $10,742
12/93                                                                        $11,110               $11,018
01/94                                                                        $11,429               $11,242
02/94                                                                        $10,914               $10,748
03/94                                                                        $10,472               $10,273
04/94                                                                        $10,637               $10,418
05/94                                                                        $10,564               $10,291
06/94                                                                        $10,345               $10,097
07/94                                                                        $10,803               $10,542
08/94                                                                        $11,115               $10,821
09/94                                                                        $10,791               $10,423
10/94                                                                        $11,001               $10,621
11/94                                                                        $10,508               $10,372
12/94                                                                        $10,635               $10,404
01/95                                                                        $10,880               $10,809
02/95                                                                        $11,496               $11,312
03/95                                                                        $11,672               $11,355
04/95                                                                        $12,099               $11,718
05/95                                                                        $12,729               $12,346
06/95                                                                        $13,008               $12,550
07/95                                                                        $13,578               $12,927
08/95                                                                        $13,986               $13,163
09/95                                                                        $14,470               $13,695
10/95                                                                        $13,875               $13,395
11/95                                                                        $14,634               $13,887
12/95                                                                        $14,740               $14,234
01/96                                                                        $15,158               $14,571
02/96                                                                        $15,384               $14,568
03/96                                                                        $15,920               $14,807
04/96                                                                        $16,181               $14,823
05/96                                                                        $16,454               $15,047
06/96                                                                        $15,975               $15,044
07/96                                                                        $15,266               $14,212
08/96                                                                        $15,872               $14,676
09/96                                                                        $16,190               $14,962
10/96                                                                        $16,719               $15,414
11/96                                                                        $17,924               $16,281
12/96                                                                        $17,749               $16,233
01/97                                                                        $18,384               $16,643
02/97                                                                        $18,750               $16,926
03/97                                                                        $17,891               $16,222
04/97                                                                        $18,480               $16,493
05/97                                                                        $19,914               $17,535
06/97                                                                        $20,527               $18,114
07/97                                                                        $22,584               $19,449
08/97                                                                        $22,252               $19,171
09/97                                                                        $23,425               $20,139
10/97                                                                        $22,225               $19,785
11/97                                                                        $22,461               $20,574
Annualized Total Return (%)                                                 One Year       From March 1993
                                                                               25.31                 18.57
The series' multifactor portfolios attempt to capture return premiums associated with high book-to-market ratios and market capitalization. The U.S. Large Cap Value Series invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or larger and book-to-market
ratios in the upper 30% of publicly traded U.S. companies.
The series' returns in fiscal 1997 reflected the performance of large cap high book-to-market U.S. companies.
Past performance is not predictive of future performance.
Fama-French Large Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                                SHARES            VALUE+
                                                         -------------   ---------------
COMMON STOCKS -- (98.8%)
  AK Steel Holding Corp................................        156,800   $     3,087,000
  *AMR Corp............................................        226,500        27,448,969
  *Advanced Micro Devices, Inc.........................        210,900         4,600,256
  #Advanta Corp. Class A...............................         36,800         1,053,400
  #Advanta Corp. Class B Non-Voting....................         74,000         2,002,625
  Aetna, Inc...........................................        544,726        41,058,722
  #Ahmanson (H.F.) & Co................................        112,800         6,711,600
  Albemarle Corp.......................................         97,500         2,431,406
  Alexander & Baldwin, Inc.............................        109,700         2,958,472
  Alleghany Corp.......................................          8,432         2,272,424
  *Alumax, Inc.........................................        138,500         4,354,094
  Ambac, Inc...........................................        150,200         6,026,775
  Amerada Hess Corp....................................        179,900        10,074,400
  #American General Corp...............................        440,707        23,743,090
  American Greetings Corp. Class A.....................         19,400           711,737
  American National Insurance Co.......................         21,900         2,095,556
  *#Apple Computer, Inc................................        344,800         6,109,425
  Archer-Daniels Midland Co............................      1,098,510        23,480,651
  Argonaut Group, Inc..................................         32,100         1,059,300
  Asarco, Inc..........................................        104,900         2,609,387
  Astoria Financial Corp...............................         13,800           762,450
  Avnet, Inc...........................................         50,600         3,352,250
  Ball Corp............................................        112,500         4,331,250
  Bankers Trust New York Corp..........................        101,900        12,081,519
  Bear Stearns Companies, Inc..........................        204,437         8,484,135
  Berkley (W.R.) Corp..................................         39,600         1,660,725
  *#Bethlehem Steel Corp...............................        275,500         2,823,875
  *Beverly Enterprises.................................        296,100         5,033,700
  Black & Decker Corp..................................        222,800         8,187,900
  Block Drug Co., Inc. Class A.........................         19,494           901,635
  Boise Cascade Corp...................................        162,100         5,460,744
  Borg Warner Automotive, Inc..........................         46,300         2,181,887
  Bowater, Inc.........................................         66,300         2,975,212
  *Brinker International, Inc..........................        194,900         2,874,775
  *Burlington Industries, Inc..........................        100,800         1,461,600
  Burlington Northern Santa Fe Corp....................        273,700        25,043,550
  CIGNA Corp...........................................         84,608        14,150,688
  *#CNA Financial Corp.................................        137,500        16,843,750
  CSX Corp.............................................        419,500        21,945,094
  Capital Re Corp......................................          8,300           465,319
  Carpenter Technology Corp............................          2,000            94,250
  Centex Corp..........................................         47,400         3,003,975
  Century Telephone Enterprises, Inc...................         81,200         3,740,275
  Champion International Corp..........................        196,000        10,498,250
  Chesapeake Corp......................................         15,100           517,175
  #Chiquita Brands International, Inc..................        111,200         1,883,450
  *Chris-Craft Industries, Inc.........................         66,804         3,348,550
  Chrysler Corp........................................      1,751,826        60,109,530
  Cincinnati Financial Corp............................         93,860         9,567,854
  Citizens Corp........................................         21,600           635,850
  Coca-Cola Enterprises, Inc...........................        275,000         8,404,687
  Commerce Bancshares, Inc.............................         53,277         3,309,834
  Commerce Group, Inc..................................         54,700         1,716,212
  Comsat Corp. Series 1................................         96,600         2,209,725
  *Consolidated Freightways Corp.......................         50,450           796,164
  Consolidated Papers, Inc.............................         11,300           608,787
  Coors (Adolph) Co. Class B...........................         80,500         2,887,937
  Countrywide Credit Industries, Inc...................        258,600        10,586,437

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Cummins Engine Co., Inc..............................         95,200   $     6,128,500
  *Cypress Semiconductor Corp..........................        184,700         2,020,156
  Cyprus Amax Minerals Co., Inc........................        238,900         4,374,856
  Darden Restaurants, Inc..............................        356,000         4,227,500
  *Digital Equipment Corp..............................        464,300        22,866,775
  Dillards, Inc. Class A...............................        246,700         9,019,969
  Dime Bancorp, Inc....................................        140,300         3,402,275
  Donaldson, Lufkin & Jenrette, Inc....................         53,500         3,898,812
  #Enhance Financial Services Group, Inc...............         13,200           737,550
  Enron Corp...........................................         69,100         2,677,625
  *Enserch Exploration, Inc............................        434,154         3,636,040
  Equitable Companies, Inc.............................         66,800         3,185,525
  *Federated Department Stores, Inc....................        606,300        27,624,544
  Fina, Inc. Class A...................................         35,200         2,305,600
  Financial Security Assurance Holdings, Ltd...........         41,800         1,833,975
  Fingerhut Companies, Inc.............................        106,800         2,216,100
  Finova Group, Inc....................................         73,200         3,449,550
  First Citizens Bancshares, Inc. NC...................         10,100         1,113,525
  First Hawaiian, Inc..................................         98,600         3,715,987
  Florida East Coast Industries, Inc...................         12,400         1,171,800
  Ford Motor Co........................................      2,655,700       114,195,100
  Fort James Corp......................................        177,400         6,940,775
  *#Fruit of The Loom, Inc. Class A....................        120,600         2,811,487
  GATX Corp............................................         42,200         2,563,650
  General Motors Corp..................................      1,556,700        94,958,700
  General Motors Corp. Class H.........................        195,846        13,121,682
  Georgia-Pacific Corp.................................        164,900        14,078,337
  *Golden State Bancorp, Inc...........................        114,900         3,827,606
  #Golden West Financial Corp..........................         90,800         8,137,950
  Great Atlantic & Pacific Tea Co., Inc................         76,700         2,368,112
  Greenpoint Financial Corp............................         71,600         4,770,350
  #Hollinger International, Inc. Class A...............        147,100         1,939,881
  *IVAX Corp...........................................        361,000         2,549,562
  *Ing Groep NV ADR....................................          5,246           213,774
  #Inland Steel Industries, Inc........................        174,600         3,339,225
  *Integrated Device Technology, Inc...................        292,900         2,993,072
  #Integrated Health Services, Inc.....................         22,500           684,844
  #International Paper Co..............................        677,200        32,124,675
  *International Speciality Products, Inc..............        252,000         3,732,750
  *#K Mart Corp........................................      1,417,400        17,806,087
  *#Komag, Inc.........................................        156,300         3,150,422
  LNR Property Corp....................................         60,000         1,395,000
  *#LSI Logic Corp.....................................        151,800         3,529,350
  LTV Corp.............................................        225,900         2,513,138
  #Lafarge Corp........................................        136,700         4,083,912
  Lehman Brothers Holdings, Inc........................        297,600        15,047,400
  Liberty Corp.........................................         35,900         1,615,500
  Liberty Financial Companies, Inc.....................         81,000         4,389,187
  Lincoln National Corp................................        193,050        13,778,944
  Loews Corp...........................................        219,300        23,273,212
  Longs Drug Stores Corp...............................         28,000           819,000
  Longview Fibre Co....................................         62,900         1,014,263
  #Louisiana-Pacific Corp..............................        298,100         6,017,894
  MBIA, Inc............................................        116,600         7,331,225
  Mead Corp............................................        140,500         9,071,031
  Media General, Inc. Class A..........................         11,600           494,450
  Mercantile Stores Co., Inc...........................        140,012         9,048,276

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  *#Micron Technology, Inc.............................        700,200   $    17,417,475
  Mitchell Energy & Development Corp. Class A..........         68,500         1,823,813
  Mitchell Energy & Development Corp. Class B..........         41,600         1,102,400
  #Morgan (J.P.) & Co., Inc............................         94,300        10,767,881
  *#Navistar International Corp........................        221,900         4,881,800
  *Nextel Communications Corp. Class A.................        346,200         8,752,369
  Norfolk Southern Corp................................        607,900        19,338,819
  *Novell, Inc.........................................      1,021,700         9,370,905
  Occidental Petroleum Corp............................        632,600        18,780,313
  *Officemax, Inc......................................        367,200         5,163,750
  Ogden Corp...........................................        151,696         4,038,906
  #Ohio Casualty Corp..................................         64,800         2,980,800
  Old Republic International Corp......................        248,850         8,974,153
  Overseas Shipholding Group, Inc......................         37,500           916,406
  Pacific Century Financial Corp.......................         55,800         2,845,800
  *Pacificare Health Systems, Inc. Class B.............          7,356           395,845
  Paine Webber Group, Inc..............................        114,450         3,848,381
  *Pep Boys - Manny, Moe & Jack........................         18,600           467,325
  #Phelps Dodge Corp...................................        105,900         7,015,875
  Potlatch Corp........................................         94,600         4,599,925
  Provident Companies, Inc.............................         95,108         3,120,731
  Providian Financial Corp.............................        287,600        12,672,375
  Pulte Corp...........................................         35,700         1,448,081
  RJR Nabisco Holdings Corp............................        548,880        19,999,815
  Rayonier, Inc........................................         83,000         4,056,625
  *#Read-Rite Corp.....................................        204,700         3,908,491
  Republic New York Corp...............................         64,900         7,057,875
  Reynolds Metals Co...................................        131,800         7,504,363
  Russell Corp.........................................         24,400           745,725
  Ryder System, Inc....................................        195,800         7,109,988
  Safeco Corp..........................................        279,200        13,698,250
  #Saint Paul Companies, Inc...........................        213,400        17,072,000
  *Seagate Technology, Inc.............................        444,100        10,075,519
  Sensormatic Electronics Corp.........................        270,400         4,394,000
  *#Silicon Graphics, Inc..............................        436,700         5,731,688
  *Sprint Corp.........................................         86,700         5,077,369
  St. Joe Corp.........................................         34,600         3,269,700
  Stone Container Corp.................................        237,400         2,967,500
  *Stratus Computer, Inc...............................         88,400         2,878,525
  *Sun Healthcare Group, Inc...........................         23,600           507,400
  TIG Holdings, Inc....................................         92,700         2,983,781
  Tecumseh Products Co. Class A........................         26,300         1,295,275
  Tecumseh Products Co. Class B........................          5,700           280,725
  Telephone & Data Systems, Inc........................        152,900         6,718,044
  Temple-Inland, Inc...................................        138,200         7,894,675
  Tenneco, Inc.........................................        324,700        14,063,569
  Terra Industries, Inc................................        153,400         1,869,563
  Timken Co............................................         92,800         3,288,600
  Transamerica Corp....................................        231,400        25,121,363
  Travelers Group, Inc.................................        482,736        24,378,168
  Trinity Industries, Inc..............................         28,500         1,293,188
  Tyson Foods, Inc. Class A............................         13,000           235,625
  UMB Financial Corp...................................         32,381         1,700,003
  USF&G Corp...........................................        236,900         4,782,419
  USX-Marathon Group, Inc..............................        384,650        13,174,263
  #USX-US Steel Group..................................        314,400         9,844,650
  #Union Camp Corp.....................................        142,600         8,564,913
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Union Pacific Corp...................................        273,200   $    16,392,000
  Unionbancal Corp.....................................         53,200         4,618,425
  *United States Cellular Corp.........................         91,300         2,990,075
  Unitrin, Inc.........................................        111,900         6,902,831
  Valero Energy Corp...................................         81,100         2,544,513
  Valhi, Inc...........................................         80,100           760,950
  *Viacom, Inc. Class A................................        107,100         3,721,725
  *#Viacom, Inc. Class B...............................        805,200        28,182,000
  *Vishay Intertechnology, Inc.........................         92,680         1,963,658
  Weis Markets, Inc....................................         19,300           670,675
  Wesco Financial Corp.................................          8,500         2,796,500
  Westvaco Corp........................................        186,650         6,089,456
  Weyerhaeuser Co......................................        124,000         6,548,750
  Wheelabrator Technologies, Inc.......................        138,100         2,097,394
  #Whirlpool Corp......................................         69,000         3,782,063
  Xtra Corp............................................          1,200            63,300
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $1,153,348,013)................................                    1,472,558,876
                                                                         ---------------
PREFERRED STOCKS -- (0.0%)
  *Pacificare Health Systems, Inc. 5% Cumulative,
    Convertible, Redeemable Class A (Cost $185,737)....          2,340           119,925
                                                                         ---------------
                                                             FACE
                                                            AMOUNT
                                                         -------------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    6.25%, 07/31/98, valued at $3,915,844) to be
    repurchased at $3,854,750 (Cost $3,853,000)........     $3,853             3,853,000
                                                                         ---------------
TOTAL INVESTMENTS -- (99.1%) (Cost $1,157,386,750)++...                    1,476,531,801
                                                                         ---------------
OTHER ASSETS AND LIABILITIES -- (0.9%)
  Other Assets.........................................                       18,221,524
  Payable for Investment Securities Purchased..........                       (4,491,144)
  Other Liabilities....................................                         (266,031)
                                                                         ---------------
                                                                              13,464,349
                                                                         ---------------
NET ASSETS -- (100.0%) Applicable to 82,384,104
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                  $ 1,489,996,150
                                                                         ---------------
                                                                         ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                  $         18.09
                                                                         ---------------
                                                                         ---------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends..........................................................................  $  25,961
    Interest...........................................................................        746
    Income From Securities Lending.....................................................        132
                                                                                         ---------
        Total Investment Income........................................................     26,839
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................      1,255
    Accounting & Transfer Agent Fees...................................................        610
    Custodian's Fee....................................................................        224
    Legal Fees.........................................................................         26
    Audit Fees.........................................................................         36
    Shareholders' Reports..............................................................         28
    Trustees' Fees and Expenses........................................................          5
    Other..............................................................................         33
                                                                                         ---------
        Total Expenses.................................................................      2,217
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................     24,622
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain on Investment Securities.........................................     82,623
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..........    172,274
                                                                                         ---------
    NET GAIN ON INVESTMENT SECURITIES..................................................    254,897
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ 279,519
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                YEAR          YEAR
                                                                                                ENDED         ENDED
                                                                                              NOV. 30,      NOV. 30,
                                                                                                1997          1996
                                                                                            -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.................................................................  $      24,622  $    16,593
    Net Realized Gain on Investment Securities............................................         82,623       52,525
    Change in Unrealized Appreciation (Depreciation) of Investment Securities.............        172,274       82,209
                                                                                            -------------  -----------
        Net Increase in Net Assets Resulting from Operations..............................        279,519      151,327
                                                                                            -------------  -----------

Distributions From:
    Net Investment Income.................................................................        (23,401)     (16,140)
    Net Realized Gains....................................................................        (52,566)     (11,101)
                                                                                            -------------  -----------
        Total Distributions...............................................................        (75,967)     (27,561)
                                                                                            -------------  -----------
Capital Share Transactions (1):
    Shares Issued.........................................................................        320,473      470,093
    Shares Issued in Lieu of Cash Distributions...........................................         64,945       25,800
    Shares Redeemed.......................................................................        (86,916)     (54,744)
                                                                                            -------------  -----------
        Net Increase From Capital Share Transactions......................................        298,502      441,149
                                                                                            -------------  -----------
        Total Increase....................................................................        502,054      564,915
NET ASSETS
    Beginning of Period...................................................................        987,942      423,027
                                                                                            -------------  -----------
    End of Period.........................................................................  $   1,489,996  $   987,942
                                                                                            -------------  -----------
                                                                                            -------------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.........................................................................         19,550       33,894
    Shares Issued in Lieu of Cash Distributions...........................................          4,236        1,923
    Shares Redeemed.......................................................................         (5,069)      (3,976)
                                                                                            -------------  -----------
                                                                                                   18,717       31,841
                                                                                            -------------  -----------
                                                                                            -------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  YEAR
                                YEAR ENDED        ENDED         YEAR ENDED       YEAR ENDED       FEB. 19 TO
                                 NOV. 30,       NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                   1997           1996             1995             1994             1993
                                ----------      ---------       ----------       ----------       ----------

Net Asset Value, Beginning of
  Period......................  $    15.52      $  13.29         $   9.92         $  10.59         $   10.00
                                ----------      ---------       ----------       ----------       ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.32          0.31             0.32             0.33              0.20
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        3.38          2.57             3.53            (0.65)             0.58
                                ----------      ---------       ----------       ----------       ----------
  Total from Investment
    Operations................        3.70          2.88             3.85            (0.32)             0.78
                                ----------      ---------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.31)        (0.31)           (0.31)           (0.35)            (0.18)
  Net Realized Gains..........       (0.82)        (0.34)           (0.17)              --             (0.01)
                                ----------      ---------       ----------       ----------       ----------
  Total Distributions.........       (1.13)        (0.65)           (0.48)           (0.35)            (0.19)
                                ----------      ---------       ----------       ----------       ----------
Net Asset Value, End of
  Period......................  $    18.09      $  15.52         $  13.29         $   9.92         $   10.59
                                ----------      ---------       ----------       ----------       ----------
                                ----------      ---------       ----------       ----------       ----------
Total Return..................       25.31%        22.48%           39.26%           (3.13)%            7.79%#

Net Assets, End of Period
  (thousands).................  $1,489,996      $987,942         $423,027         $198,848         $  90,271
Ratio of Expenses to Average
  Net Assets..................        0.18%         0.19%            0.21%            0.22%             0.23%*
Ratio of Net Investment Income
  to Average Net Assets.......        1.96%         2.37%            2.84%            3.72%             3.75%*
Portfolio Turnover Rate.......       17.71%        20.12%           29.41%           39.33%             0.75%*
Average Commission Rate (1)...  $   0.0494      $ 0.0499              N/A              N/A               N/A

--------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers fourteen portfolios, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 454,775
Sales..................................................    218,435

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 340,851
Gross Unrealized Depreciation..........................    (21,706)
                                                         ---------
Net....................................................  $ 319,145
                                                         ---------
                                                         ---------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1997 borrowings under the line were as follows:

                                                       WEIGHTED         WEIGHTED          NUMBER OF        INTEREST
                                                        AVERAGE         AVERAGE             DAYS            EXPENSE
                                                     INTEREST RATE    LOAN BALANCE       OUTSTANDING       INCURRED
                                                    ---------------  --------------  -------------------  -----------
The U.S. Large Cap Value Series...................          6.12%     $  3,368,500                2        $   1,144

                                                     MAXIMUM AMOUNT
                                                     BORROWED DURING
                                                       THE PERIOD
                                                    -----------------
The U.S. Large Cap Value Series...................   $     4,934,000

G. COMPONENTS OF NET ASSETS:

    At November 30, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,086,556
Undistributed Net Investment Income..................        1,749
Undistributed Net Realized Gain......................       82,546
Unrealized Appreciation of Investment Securities.....      319,145
                                                       -----------
                                                       $ 1,489,996
                                                       -----------
                                                       -----------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $97,735,271 and the related collateral cash received is $101,655,200 at November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The U.S. Large Cap Value Series, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. Large Cap Value Series, as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998